INCOME TAX EXPENSES (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAX EXPENSES [Abstract]
Non-PRC	$ 1,490	9,245	52,418	23,349
PRC	12,712	78,872	(195,283)	(467,200)
(Loss) income before income taxes	$ 14,202	88,117	(142,865)	(443,851)